Condensed Consolidated Interim Statements of Comprehensive Income (Unaudited) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Revenue	$ 960,159	$ 1,068,915	$ 1,040,514	$ 1,666,892
Expenses
Selling, general and administrative expenses	313,659	358,369	624,624	590,057
Amortization – intangibles		307,402		601,674
Bad debt (recovery)	(143,039)		(143,039)
Direct costs	55,086	73,787	93,206	111,717
Development costs	80,002		337,436
Share-based payment	49,663	30,721	73,071	30,721
Depreciation – property and equipment	1,564	1,420	3,217	2,809
Total Expenses	356,935	771,699	988,515	1,336,978
Profit / (Loss) from Operations	603,224	297,216	51,999	329,914
Net Finance Charges
Interest expense	23,972	12,455	38,924	21,837
Foreign exchange (gain) / loss	(34,615)	104,702	(63,956)	118,154
Profit before Tax	613,867	180,059	77,031	189,923
Income Tax Expense	136,659	136,937	143,916	142,856
Net Profit / (Loss) for the Period	477,208	43,122	(66,885)	47,067
Other Comprehensive Income
Exchange differences on translating foreign operations gain / (loss)	854	(730)	636	(948)
Total Comprehensive Income / (Loss), Net of Tax	$ 478,062	$ 42,392	$ (66,249)	$ 46,119
Earnings per Share
Basic (in CAD per share)	$ 0.01	$ 0	$ 0	$ 0
Diluted (in CAD per share)	$ 0.01	$ 0	$ 0	$ 0
Weighted Average Number of Common Shares Outstanding
Basic (in shares)	35,529,132	35,529,132	35,529,132	35,529,132
Diluted (in shares)	35,529,132	37,277,783	35,529,132	37,153,772